Note 11 - Share Capital - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Number outstanding	1,187,371	1,012,794	988,727
Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	1,187,371
Number exercisable	778,978
Weighted average remaining contractual life (Year)	2 years 2 months 26 days
Stock options, excluding the Gatling replacement options [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 13.46
Stock options, excluding the Gatling replacement options [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 23.53
Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	15,956
Number exercisable	15,956
Weighted average remaining contractual life (Year)	5 months 15 days
Gatling replacement options [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 21.4
Gatling replacement options [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	25.8
Range one [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 13.46
Number outstanding	209,432
Number exercisable	209,432
Weighted average remaining contractual life (Year)	3 months 10 days
Range one [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 21.4
Number outstanding	1,706
Number exercisable	1,706
Weighted average remaining contractual life (Year)	6 months 18 days
Range two [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 14.98
Number outstanding	239,333
Number exercisable	239,333
Weighted average remaining contractual life (Year)	1 year 1 month 28 days
Range two [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	9,986
Number exercisable	9,986
Weighted average remaining contractual life (Year)	7 months 13 days
Range two [member] | Gatling replacement options [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 21.68
Range two [member] | Gatling replacement options [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	21.93
Range three [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 16.09
Number outstanding	6,021
Number exercisable	0
Weighted average remaining contractual life (Year)	4 years 3 months
Range three [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 25.8
Number outstanding	4,264
Number exercisable	4,264
Weighted average remaining contractual life (Year)	18 days
Range four [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 16.43
Number outstanding	223,039
Number exercisable	0
Weighted average remaining contractual life (Year)	4 years 3 months
Range five [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 17.02
Number outstanding	100,000
Number exercisable	33,333
Weighted average remaining contractual life (Year)	3 years 4 months 17 days
Range six [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 20.2
Number outstanding	110,998
Number exercisable	37,794
Weighted average remaining contractual life (Year)	3 years 3 months 7 days
Range seven [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 21.26
Number outstanding	50,000
Number exercisable	33,333
Weighted average remaining contractual life (Year)	2 years 11 months 1 day
Range eight [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 21.29
Number outstanding	9,191
Number exercisable	3,063
Weighted average remaining contractual life (Year)	3 years 3 months 7 days
Range nine [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 21.57
Number outstanding	189,357
Number exercisable	189,357
Weighted average remaining contractual life (Year)	1 year 11 months 8 days
Range ten [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 23.53
Number outstanding	50,000
Number exercisable	33,333
Weighted average remaining contractual life (Year)	2 years 18 days